Deferred tax assets and liabilities - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 1,403	$ 1,546	$ 1,357
Recognized in income	(1,128)	(1,124)	197
Recognized in equity	0	0	0
Other movements	0	991	0
Translation Differences	5	(10)	(8)
Ending balance	280	1,403	1,546
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	25	23	29
Recognized in income	18	4	(4)
Recognized in equity	0	0	0
Other movements	0	0	0
Translation Differences	1	(2)	(2)
Ending balance	44	25	23
Unused tax losses & tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	60,308	66,304	27,650
Recognized in income	(18,134)	(5,988)	38,660
Recognized in equity	0	0	0
Other movements	0	0	0
Translation Differences	4	(8)	(6)
Ending balance	42,178	60,308	66,304
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(58,930)	(64,781)	(26,322)
Recognized in income	16,988	5,851	(38,459)
Recognized in equity	0	0	0
Other movements	0	0	0
Translation Differences	0	0	0
Ending balance	(41,942)	(58,930)	(64,781)
Reclassification
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 0	0
Recognized in income		(991)
Recognized in equity
Other movements		991
Translation Differences		0
Ending balance		$ 0	$ 0